Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

The components of the pretax loss from operations for the years ended December 31, 2018 and 2017 are as follows (in thousands)

	2018	2017
U.S. Domestic	(11,908)	(12,286)
Foreign	—	—
Pretax loss from operations	(11,908)	(12,286)

The provision for income taxes from continuing operations for the years ended December 31, 2018 and 2017 are as follows (in thousands):

	2018	2017

Current
Federal	—	—
State	—	—
Foreign	—	—
Total current	—	—

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—
Total income tax expense (benefit)	—	—

Tax Rate Reconciliation

A reconciliation on income taxes to the amount computed by applying the statutory federal income tax rate to the net loss is summarized as follows (in thousands):

	12/31/18	12/31/17
Income tax benefit at statutory rates	(2,501)	(4,176)
State income tax, net of federal benefit	(331)	(566)
Permanent items	8	7
Stock-based compensation	697	—
Tax Rate Adjustment – TCJA	7,758	—
Change in rate	941	—
Stock Compensation DTA Adjustment	5,794	—
Change in Valuation Allowance	(12,673)	4,735
RTP and Other	307	—
Income tax expense (benefit)	—	—

Significant components of the Company's deferred tax assets as of December 31, 2018 and 2017 are shown below.  A valuation allowance has been recognized to offset the net deferred tax assets as realization of such deferred tax assets have not met the more likely than not threshold.

	12/31/18	12/31/17
Deferred tax assets:
Deferred Rent	4	29
Federal and State Net Operating Loss Carryovers	12,964	17,013
Stock Based Compensation	448	9,234
Compensation Accruals and Other	187	(5)
Total deferred tax assets	13,603	26,271
Valuation Allowance for deferred tax assets	(13,550)	(26,222)
Deferred tax assets, net of valuation allowance	53	49

Deferred tax liabilities:
Depreciation	(53)	(49)
Total deferred tax liabilities	(53)	(49)

	—	—

At December 31, 2018, the Company has federal and state net operating loss carryforwards of approximately $51.1 million and $37.6 million, respectively, not considering the IRC Section 382 annual limitation discussed below. The federal loss carryforwards begin to expire in 2023, unless previously utilized.

Additionally, the utilization of the net operating loss carryforwards are subject to an annual limitation under Section 382 and 383 of the Internal Revenue Code of 1986, and similar state tax provisions due to ownership change limitations that have occurred previously or that could occur in the future.  These ownership changes limit the amount of net operating loss carryforwards and other deferred tax assets that can be utilized to offset future taxable income and tax, respectively.  In general, an ownership change, as defined by Section 382 and 383, results from transactions increasing ownership of certain stockholders or   public groups in the stock of the corporation by more than 50 percent points over a three-year period. The Company has not conducted an analysis of an ownership change under section 382.  To the extent that a study is completed and an ownership change is deemed to occur, the Company's net operating losses could be limited.

The following table summarizes the activity related to the Company's gross unrecognized tax benefits at the beginning and end of the years ended December 31, 2018 and 2017 (in thousands):

	12/31/18	12/31/17
Gross unrecognized tax benefits at the beginning of the year	—	—
Increases related to current year positions	—	—
Increases related to prior year positions	—	—
Decreases related to prior year positions	—	—
Expiration of unrecognized tax benefits	—	—
Gross unrecognized tax benefits at the end of the year	—	—
	—	—

None of the unrecognized tax benefits would affect the Company's annual effective tax rate.

The Company does not expect a significant change in unrecognized tax benefits over the next 12 months.

The Company files income tax returns in the United States and Arizona with general statutes of limitations of 3 and 4 years, respectively. Due to net operating losses incurred, the Company's tax returns from inception to date are subject to examination by taxing authorities.  The Company's policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. As of Dec 31, 2018, the Company had no interest or penalties accrued for uncertain tax positions.

Tax Cuts and Jobs Act Disclosures:

On December 20, 2017 the United States House of Representatives and the Senate passed the "Tax Cuts and Jobs Act" (the "Tax Act"), which was signed into law on December 22, 2017.

Due to the complexity of the Tax Act, the SEC issued guidance in ASU 2018-05 which clarified the accounting for income taxes under ASC 740 if certain information was not yet available, prepared or analyzed in reasonable detail to complete the accounting for income tax effects of the Tax Act. ASU 2018-05 provided for a measurement period of up to one year after the enactment of the Tax Act, during which time the required analyses and accounting must have been completed.

During the measurement period (i) income tax effects of the Tax Act must have been reported if the accounting was completed; (ii) provisional amounts must have been reported for income tax effects of the Tax Act for which the accounting was incomplete but a reasonable estimate could be determined; and (iii) provisional amounts were not required to be reported for income tax effects of the Tax Act for which a reasonable estimate could not be determined.

The Tax Act did not have a material impact on the Company's net deferred tax balances or its provision for income taxes due to the Company's full valuation allowance since inception.

The determination of the Tax Act's income tax effects may change following future legislation or further interpretation of the Tax Act based on the publication of recently proposed U.S. Treasury regulations and guidance from the Internal Revenue Service and state tax authorities.